Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025
C000049804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.93%	0.07%		2.04%
C000100401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.69%	0.00%	[1]	1.79%
C000100402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000014446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.61%	4.86%		4.32%
C000014448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.17%	4.77%		4.05%
C000014449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000171616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000014441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.32%	4.82%		4.21%
C000014443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.87%	4.72%		3.94%
C000014444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000177290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000049802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.27%	4.93%		3.92%
C000081636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.89%	4.85%		3.69%
C000049803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000089783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000191155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.23%	0.73%		1.25%
C000014453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.05%	0.68%		0.97%
C000077399
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000014454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.42%	5.51%		5.10%
C000014456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.82%	5.39%		4.83%
C000081635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000243418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000227652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000014457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.14%	1.57%		1.67%
C000014459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.98%	1.43%		1.41%
C000078260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.86%	4.50%		4.32%
C000014481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.72%	4.44%		4.04%
C000077400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000014463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.99%	11.57%		10.06%
C000014465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.11%	11.94%		9.99%
C000162692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.07%	11.53%		9.14%
C000014439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.97%	11.90%		9.07%
C000058335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000148037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	24.78%	14.94%		9.19%
C000148039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000049805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	13.63%	3.00%		4.80%
C000092670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.48%	2.93%		4.54%
C000084543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000053808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000053809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.83%	5.72%		4.86%
C000053811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.69%	5.90%		4.80%
C000053812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000213855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	12.05%	12.84%		9.21%
C000014462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	16.38%	13.22%		9.14%
C000054103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000023227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	9.73%	9.10%		7.19%
C000023228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.95%	9.48%		7.14%
C000023230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000023229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000091467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	15.02%	6.64%		5.12%
C000091468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	16.98%	6.58%		4.88%
C000091469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000096923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000191156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000104668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.03%	4.62%		4.45%
C000104757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.68%	4.52%		4.22%
C000104670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000215014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000132340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.96%	4.44%		4.03%
C000132342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.86%	11.05%		12.73%
C000014427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.04%	11.42%		12.66%
C000014431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(9.29%)	6.06%		7.01%
C000014433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(5.89%)	6.41%		6.95%
C000081633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000049804
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	0.73%		2.37%
Without Sales Load [Member] | C000100401
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	0.00%	[1]	1.79%
Without Sales Load [Member] | C000100402
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%	1.02%		2.66%
Without Sales Load [Member] | C000014445
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	5.58%		4.66%
Without Sales Load [Member] | C000014446
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	5.56%		4.67%
Without Sales Load [Member] | C000014448
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	4.77%		4.05%
Without Sales Load [Member] | C000014449
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	5.81%		4.92%
Without Sales Load [Member] | C000171616
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%	5.88%		4.98%
Without Sales Load [Member] | C000014440
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	5.50%		4.55%
Without Sales Load [Member] | C000014441
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	5.50%		4.56%
Without Sales Load [Member] | C000014443
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%	4.72%		3.94%
Without Sales Load [Member] | C000014444
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	5.77%		4.81%
Without Sales Load [Member] | C000177290
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	5.82%		4.87%
Without Sales Load [Member] | C000049802
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	5.62%		4.27%
Without Sales Load [Member] | C000081636
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	4.85%		3.69%
Without Sales Load [Member] | C000049803
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%	5.90%		4.58%
Without Sales Load [Member] | C000089783
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%	5.36%		4.05%
Without Sales Load [Member] | C000191155
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%	5.99%		4.63%
Without Sales Load [Member] | C000014451
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	1.41%		1.58%
Without Sales Load [Member] | C000014453
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	0.68%		0.97%
Without Sales Load [Member] | C000077399
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%	1.70%		1.85%
Without Sales Load [Member] | C000014450
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%	1.18%		1.33%
Without Sales Load [Member] | C000014454
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%	6.20%		5.45%
Without Sales Load [Member] | C000014456
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	5.39%		4.83%
Without Sales Load [Member] | C000081635
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	6.41%		5.69%
Without Sales Load [Member] | C000243418
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	6.46%		5.71%
Without Sales Load [Member] | C000227652
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%	2.01%		1.88%
Without Sales Load [Member] | C000014457
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%	2.04%		1.90%
Without Sales Load [Member] | C000014459
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	1.43%		1.41%
Without Sales Load [Member] | C000078260
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%	2.29%		2.15%
Without Sales Load [Member] | C000014479
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	5.19%		4.66%
Without Sales Load [Member] | C000014481
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%	4.44%		4.04%
Without Sales Load [Member] | C000077400
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	5.45%		4.93%
Without Sales Load [Member] | C000080481
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	4.93%		4.40%
Without Sales Load [Member] | C000014463
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%	12.78%		10.65%
Without Sales Load [Member] | C000014465
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%	11.94%		9.99%
Without Sales Load [Member] | C000162692
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%	13.06%		10.93%
Without Sales Load [Member] | C000014437
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%	12.74%		9.73%
Without Sales Load [Member] | C000014439
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	11.90%		9.07%
Without Sales Load [Member] | C000058335
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	13.03%		10.00%
Without Sales Load [Member] | C000148037
Average Annual Return [Line Items]
Average Annual Return, Percent	31.72%	16.18%		9.78%
Without Sales Load [Member] | C000148039
Average Annual Return [Line Items]
Average Annual Return, Percent	32.00%	16.47%		10.05%
Without Sales Load [Member] | C000049805
Average Annual Return [Line Items]
Average Annual Return, Percent	17.44%	3.69%		5.16%
Without Sales Load [Member] | C000092670
Average Annual Return [Line Items]
Average Annual Return, Percent	16.48%	2.93%		4.54%
Without Sales Load [Member] | C000084543
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	3.98%		5.46%
Without Sales Load [Member] | C000053808
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	6.43%		5.22%
Without Sales Load [Member] | C000053809
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	6.43%		5.21%
Without Sales Load [Member] | C000053811
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%	5.90%		4.80%
Without Sales Load [Member] | C000053812
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%	6.69%		5.48%
Without Sales Load [Member] | C000213855
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	6.78%		5.52%
Without Sales Load [Member] | C000014460
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%	14.05%		9.80%
Without Sales Load [Member] | C000014462
Average Annual Return [Line Items]
Average Annual Return, Percent	17.38%	13.22%		9.14%
Without Sales Load [Member] | C000054103
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%	14.34%		10.07%
Without Sales Load [Member] | C000023227
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	10.27%		7.78%
Without Sales Load [Member] | C000023228
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%	9.48%		7.14%
Without Sales Load [Member] | C000023230
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%	10.54%		8.06%
Without Sales Load [Member] | C000023229
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%	10.00%		7.50%
Without Sales Load [Member] | C000091467
Average Annual Return [Line Items]
Average Annual Return, Percent	18.84%	7.34%		5.47%
Without Sales Load [Member] | C000091468
Average Annual Return [Line Items]
Average Annual Return, Percent	17.98%	6.58%		4.88%
Without Sales Load [Member] | C000091469
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%	7.63%		5.77%
Without Sales Load [Member] | C000096923
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%	7.10%		5.26%
Without Sales Load [Member] | C000191156
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%	7.67%		5.84%
Without Sales Load [Member] | C000104668
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	5.31%		4.80%
Without Sales Load [Member] | C000104757
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	4.52%		4.22%
Without Sales Load [Member] | C000104670
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%	5.55%		5.10%
Without Sales Load [Member] | C000215014
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	5.62%		5.13%
Without Sales Load [Member] | C000132340
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	5.14%		4.37%
Without Sales Load [Member] | C000132342
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	5.40%		4.62%
Without Sales Load [Member] | C000014425
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%	12.25%		13.33%
Without Sales Load [Member] | C000014427
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	11.42%		12.66%
Without Sales Load [Member] | C000014431
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)	7.21%		7.59%
Without Sales Load [Member] | C000014433
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.98%)	6.41%		6.95%
Without Sales Load [Member] | C000081633
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.04%)	7.48%		7.86%
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%		3.13%
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%		3.13%
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%		3.13%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.91%	7.45%		7.68%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.91%	7.45%		7.68%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%		3.13%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%		3.13%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%		3.13%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.57%		11.78%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%		2.37%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%		2.29%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%	17.63%		14.62%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%	17.63%		14.62%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.73%		14.07%
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.53%	(1.96%)		0.97%
EATON VANCE Index: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	4.95%	(3.04%)		0.38%
Eaton Vance Index: JP Morgan EM LOC Markets Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Index Plus
Average Annual Return, Percent	8.58%	2.50%		2.25%
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.53%	(1.96%)		0.97%
EATON VANCE Index: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	4.95%	(3.04%)		0.38%
Eaton Vance Index: JP Morgan EM LOC Markets Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Index Plus
Average Annual Return, Percent	8.58%	2.50%		2.25%
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.53%	(1.96%)		0.97%
EATON VANCE Index: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	4.95%	(3.04%)		0.38%
Eaton Vance Index: JP Morgan EM LOC Markets Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Index Plus
Average Annual Return, Percent	8.58%	2.50%		2.25%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	7.22%	(0.01%)		1.49%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	7.22%	(0.01%)		1.49%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	7.22%	(0.01%)		1.49%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	7.22%	(0.01%)		1.49%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%		5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%		5.80%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.83%	1.65%		1.73%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.83%	1.65%		1.73%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.83%	1.65%		1.73%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.83%	1.65%		1.73%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
EATON VANCE Index: 80Rus3k10MSCIEFAF10IC3BOAFRDDF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.31%	14.89%		12.47%
EATON VANCE Index: ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.42%	2.49%		4.12%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%	12.32%		7.48%
EATON VANCE Index: 80Rus3k10MSCIEFAF10IC3BOAFRDDF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.31%	14.89%		12.47%
EATON VANCE Index: ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.42%	2.49%		4.12%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%	12.32%		7.48%
EATON VANCE Index: 80Rus3k10MSCIEFAF10IC3BOAFRDDF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.31%	14.89%		12.47%
EATON VANCE Index: ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.42%	2.49%		4.12%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%	12.32%		7.48%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%	14.27%		9.96%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%	14.27%		9.96%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%	14.27%		9.96%
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	35.17%	12.79%		7.25%
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return, Percent	32.27%	14.81%		7.38%
EATON VANCE Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent	37.85%	10.45%		6.78%
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	35.17%	12.79%		7.25%
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return, Percent	32.27%	14.81%		7.38%
EATON VANCE Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent	37.85%	10.45%		6.78%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	17.35%	11.91%		9.62%
EATON VANCE Index: ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	8.87%	5.10%		5.42%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	17.35%	11.91%		9.62%
EATON VANCE Index: ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	8.87%	5.10%		5.42%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	17.35%	11.91%		9.62%
EATON VANCE Index: ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	8.87%	5.10%		5.42%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	17.35%	11.91%		9.62%
EATON VANCE Index: ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	8.87%	5.10%		5.42%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%		2.12%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.16%	6.32%		5.71%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Index - Hedged USD
Average Annual Return, Percent	8.00%	5.62%		5.87%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.16%	6.32%		5.71%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Index - Hedged USD
Average Annual Return, Percent	8.00%	5.62%		5.87%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.16%	6.32%		5.71%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Index - Hedged USD
Average Annual Return, Percent	8.00%	5.62%		5.87%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.16%	6.32%		5.71%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Index - Hedged USD
Average Annual Return, Percent	8.00%	5.62%		5.87%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	6.32%	6.96%		5.51%
EATON VANCE Index: ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return, Percent	7.13%	5.82%		5.19%
EATON VANCE Index: ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return, Percent	7.13%	5.82%		5.19%
EATON VANCE Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	29.59%	18.58%		17.70%
EATON VANCE Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	29.59%	18.58%		17.70%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%	11.49%		9.35%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%	11.49%		9.35%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%	11.49%		9.35%

[1]	Amount is less than 0.005% or (0.005)%, as applicable.